Schedule of Investments PIMCO Municipal Income Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 181.5% ¤
MUNICIPAL BONDS & NOTES 180.0%
ALABAMA 7.0%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (d)	$3,000	$3,627
5.000% due 09/01/2036 (d)	3,000	3,619
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	750	904
7.900% due 10/01/2050	15,000	14,422
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	500	559
5.250% due 05/01/2044	1,000	1,154
		24,285
ALASKA 0.0%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(b)	900	45
ARIZONA 1.6%
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	3,000	3,347
Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2000 5.000% due 06/01/2035	1,500	1,533
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010 5.250% due 10/01/2040	750	775
		5,655
ARKANSAS 1.0%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006 0.000% due 07/01/2036 (c)	5,500	3,300
CALIFORNIA 13.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2034	2,875	2,988
5.000% due 10/01/2042	3,255	3,383
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.250% due 04/01/2053	10,000	11,424
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	3,000	3,564
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
6.125% due 06/01/2038	1,000	1,000
California Health Facilities Financing Authority Revenue Bonds, Series 2011 6.000% due 08/15/2042	1,500	1,563
California Municipal Finance Authority Revenue Bonds, Series 2011 7.750% due 04/01/2031	1,060	1,156
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,900	1,976
5.500% due 03/01/2040	500	508
California State General Obligation Bonds, Series 2019
4.000% due 10/01/2039	3,000	3,477
5.000% due 04/01/2045	1,000	1,256
California Statewide Communities Development Authority Revenue Bonds, Series 2011 5.000% due 12/01/2041	1,000	1,069
California Statewide Communities Development Authority Revenue Notes, Series 2011 6.500% due 11/01/2021	300	316
Chula Vista, California Revenue Bonds, Series 2004 5.875% due 02/15/2034	3,000	3,012
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2030	1,405	1,859
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.125% due 11/01/2029	2,000	2,561
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	500	566

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2019 (Unaudited)

San Marcos Unified School District, California General Obligation Bonds, Series 2011 5.000% due 08/01/2038	1,600	1,716
		45,395
COLORADO 5.1%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (d)	1,500	1,710
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048 (d)	10,000	11,023
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	2,000	2,167
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	1,015	1,120
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010 5.625% due 12/01/2040	450	472
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	500	764
Regional Transportation District, Colorado Certificates of Participation Bonds, Series 2010 5.375% due 06/01/2031	400	410
		17,666
CONNECTICUT 2.3%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2011 5.000% due 07/01/2041	5,000	5,237
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2012 5.000% due 07/01/2042	2,500	2,663
		7,900
DISTRICT OF COLUMBIA 1.6%
District of Columbia General Obligation Bonds, Series 2019 5.000% due 10/15/2044	3,000	3,734
District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002 5.550% due 08/01/2037	1,900	1,931
		5,665
FLORIDA 6.4%
Florida Development Finance Corp. Revenue Notes, Series 2011 6.500% due 06/15/2021	125	130
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	1,118
4.000% due 07/01/2046	1,000	1,115
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 5.000% due 10/01/2043 (d)	12,000	14,777
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	1,000	1,077
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,194
Tampa, Florida Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,500	2,697
		22,108
GEORGIA 5.1%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035	3,200	3,438
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	2,000	2,143
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	2,000	2,377
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	9,000	9,835
		17,793
HAWAII 0.5%
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2018 4.000% due 07/01/2042	1,485	1,673
ILLINOIS 14.1%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 5.000% due 12/01/2042	3,000	3,172
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2048	3,000	3,638
Chicago, Illinois General Obligation Bonds, Series 2003 5.500% due 01/01/2034	1,750	1,969
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,400	2,666
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	6,700	7,594
5.500% due 01/01/2034	2,300	2,588

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2019 (Unaudited)

Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2028	2,000	2,370
Illinois Finance Authority Revenue Bonds, Series 2013 4.000% due 08/15/2042 (d)	3,000	3,144
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037	945	935
5.250% due 12/01/2052 ^(b)	1,250	438
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2029	2,500	2,856
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	2,000	2,182
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	7,000	8,017
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (c)	6,500	2,686
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	2,500	734
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (d)	3,500	4,227
		49,216
INDIANA 0.6%
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	1,090
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011 7.500% due 09/01/2022	750	822
		1,912
IOWA 0.9%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	532	7
5.400% due 11/15/2046 ^	2,754	2,958
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 5.600% due 06/01/2034	300	300
		3,265
KANSAS 1.3%
Kansas Development Finance Authority Revenue Bonds, Series 2009 5.750% due 11/15/2038	1,000	1,005
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(b)	758	174
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (d)	3,085	3,327
		4,506
KENTUCKY 0.3%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010 6.375% due 06/01/2040	1,000	1,033
LOUISIANA 3.5%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (d)	4,000	4,416
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	784
6.500% due 11/01/2035	400	421
Louisiana Public Facilities Authority Revenue Bonds, Series 2011 6.500% due 05/15/2037	2,000	2,165
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2042	3,750	4,365
		12,151
MARYLAND 0.6%
Maryland Economic Development Corp. Revenue Bonds, Series 2010 5.750% due 06/01/2035	1,500	1,544
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010 6.250% due 01/01/2041	650	689
		2,233
MASSACHUSETTS 5.9%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2037 (d)	4,000	4,566
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	1,000	1,132
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2045	3,000	3,717
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.000% due 07/01/2042	750	782

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2019 (Unaudited)

Massachusetts Development Finance Agency Revenue Bonds, Series 2011 0.000% due 11/15/2056 (c)(e)	103	30
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	2,300	2,503
5.000% due 01/01/2047	1,000	1,149
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 5.000% due 09/01/2059	3,000	3,581
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (d)	2,500	3,093
		20,553
MICHIGAN 6.1%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	1,525	1,922
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (d)	3,000	3,358
5.000% due 12/01/2031 (d)	1,200	1,474
5.000% due 12/01/2046 (d)	2,400	2,837
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	2,000	2,190
4.000% due 02/15/2050	1,750	1,917
Michigan State Hospital Finance Authority Revenue Bonds, Series 2016 4.000% due 11/15/2047 (d)	5,000	5,443
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007 6.000% due 06/01/2048	1,500	1,510
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	15,000	522
		21,173
MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	1,500	1,688
MISSOURI 1.1%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,000	3,297
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2037	510	575
		3,872
NEBRASKA 0.9%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017 5.000% due 09/01/2042	2,400	3,289
NEVADA 2.3%
Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (d)	4,200	4,631
5.000% due 05/01/2048	2,000	2,421
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	10,500	985
		8,037
NEW JERSEY 14.4%
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	2,500	2,829
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	16,550	19,091
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011 6.000% due 07/01/2037	500	541
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	2,000	2,261
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	1,500	970
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044 (a)	2,000	2,291
5.250% due 06/15/2043	1,000	1,173
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2037	3,000	3,664
New Jersey Turnpike Authority Revenue Bonds, Series 2019
4.000% due 01/01/2048	3,000	3,356
5.000% due 01/01/2048	1,500	1,829
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	250	289
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,000	1,232
5.000% due 06/01/2046	7,500	8,318

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2019 (Unaudited)

5.250% due 06/01/2046	2,000	2,311
		50,155
NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010 5.900% due 06/01/2040	1,000	1,029
NEW YORK 27.4%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.250% due 02/15/2047	15,500	16,313
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2047	4,500	5,063
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 5.000% due 11/15/2036	3,000	3,246
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(b)	1,137	185
6.700% due 01/01/2049	3,150	3,150
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017 4.000% due 08/01/2042 (d)	4,000	4,470
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 4.000% due 05/01/2043 (d)	9,000	10,123
New York City, New York General Obligation Bonds, Series 2018
5.000% due 12/01/2037	750	938
5.000% due 04/01/2045 (d)	4,800	5,822
New York City, New York General Obligation Bonds, Series 2019 5.000% due 08/01/2039	1,000	1,259
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	10,000	13,738
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	3,000	4,306
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	7,500	8,097
5.000% due 11/15/2044	10,000	10,699
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	1,106
New York State Dormitory Authority Revenue Bonds, Series 2010 5.500% due 07/01/2040	3,500	3,610
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047 (d)	3,000	3,339
		95,464
OHIO 9.8%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2042	1,000	1,097
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	945	945
5.875% due 06/01/2047	11,600	11,651
6.500% due 06/01/2047	9,280	9,527
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2047 (d)	4,000	4,349
Hamilton County, Ohio Revenue Bonds, Series 2012 5.000% due 06/01/2042	1,000	1,059
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2048	5,000	5,501
		34,129
OKLAHOMA 0.5%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2057	1,500	1,786
PENNSYLVANIA 7.4%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2047	2,500	2,679
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009 5.500% due 12/01/2039	1,100	1,108
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	350	355
6.000% due 07/01/2043	500	517
Pennsylvania State University Revenue Bonds, Series 2018 5.000% due 09/01/2043 (d)	5,000	6,168
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009 5.125% due 12/01/2040	2,000	2,013
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	4,250	5,199
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	1,067
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	5,000	5,459
5.625% due 07/01/2042	1,000	1,086

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2019 (Unaudited)

		25,651
PUERTO RICO 2.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	7,255	1,933
4.750% due 07/01/2053	2,380	2,475
5.000% due 07/01/2058	4,105	4,338
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 0.000% due 08/01/2042 (c)	1,400	70
		8,816
RHODE ISLAND 0.7%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,205	1,345
5.000% due 06/01/2050	1,000	1,070
		2,415
SOUTH CAROLINA 2.6%
South Carolina Ports Authority Revenue Bonds, Series 2010 5.250% due 07/01/2040	2,200	2,264
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,603
5.500% due 12/01/2053	1,100	1,243
		9,110
TENNESSEE 4.1%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016 5.125% due 12/01/2042	2,500	2,568
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2024	5,000	5,761
Tennessee Energy Acquisition Corp., Revenue Bonds, Series 2006 5.000% due 02/01/2027	5,000	5,946
		14,275
TEXAS 16.2%
Austin, Texas Electric Utility Revenue Bonds, Series 2019 5.000% due 11/15/2044	1,500	1,889
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,000	1,121
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009 5.250% due 08/15/2038	1,200	1,204
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	5,500	6,137
Houston, Texas Combined Utility System Revenue Bonds, Series 2019 4.000% due 11/15/2044	5,000	5,735
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	300	337
4.000% due 08/15/2035 (d)	800	896
4.000% due 08/15/2036 (d)	600	671
4.000% due 08/15/2037 (d)	900	1,003
4.000% due 08/15/2040 (d)	900	996
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	2,750	2,870
5.500% due 09/01/2041	600	647
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,673
5.000% due 01/01/2048	1,250	1,471
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,000	1,226
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010 6.700% due 08/15/2040	250	261
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016 4.000% due 02/15/2047 (d)	6,400	6,945
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	500	576
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2023	3,500	3,983
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	6,040	7,049
Texas State University System Revenue Bonds, Series 2018 4.100% due 03/15/2039 (d)	3,200	3,351
Texas Water Development Board Revenue Bonds, Series 2018
4.000% due 10/15/2038 (d)	4,000	4,548
5.000% due 04/15/2049	1,000	1,225

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2019 (Unaudited)

Wise County, Texas Revenue Bonds, Series 2011 8.000% due 08/15/2034	500	540
		56,354
UTAH 3.7%
Salt Lake County, Utah Revenue Bonds, (AMBAC Insured), Series 2001 5.125% due 02/15/2033	7,000	8,299
Utah County, Utah Revenue Bonds, Series 2018 4.000% due 05/15/2041 (d)	4,000	4,480
		12,779
VIRGINIA 1.6%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018 4.000% due 05/15/2048	1,000	1,108
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (d)	3,850	4,376
		5,484
WASHINGTON 1.8%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2041 (d)	3,600	4,024
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 5.000% due 07/01/2058	2,000	2,375
		6,399
WEST VIRGINIA 0.8%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	1,000	1,103
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (d)	1,500	1,663
		2,766
WISCONSIN 4.5%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	2,500	3,102
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	3,000	3,176
7.000% due 07/01/2048	750	813
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,500	2,710
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (d)	2,000	2,185
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 04/01/2044	3,000	3,628
		15,614
Total Municipal Bonds & Notes (Cost $567,873)		626,639
SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (f) 1.5%		5,073
Total Short-Term Instruments (Cost $5,073)		5,073
Total Investments in Securities (Cost $572,946)		631,712
Total Investments 181.5% (Cost $572,946)		$631,712
Auction Rate Preferred Shares (47.9)%		(166,700)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (6.7)%		(23,170)
Other Assets and Liabilities, net (26.9)%		(93,765)
Net Assets Applicable to Common Shareholders 100.0%		$348,077

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	0.000%	11/15/2056	07/20/2007	$4	$30	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$5,073	U.S. Treasury Notes 2.250% due 03/31/2021	$(5,178)	$5,073	$5,073
Total Repurchase Agreements						$(5,178)	$5,073	$5,073

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$24,285	$0	$24,285
Alaska	0	45	0	45
Arizona	0	5,655	0	5,655
Arkansas	0	3,300	0	3,300
California	0	45,395	0	45,395
Colorado	0	17,666	0	17,666
Connecticut	0	7,900	0	7,900
District of Columbia	0	5,665	0	5,665
Florida	0	22,108	0	22,108
Georgia	0	17,793	0	17,793
Hawaii	0	1,673	0	1,673
Illinois	0	49,216	0	49,216
Indiana	0	1,912	0	1,912
Iowa	0	3,265	0	3,265
Kansas	0	4,506	0	4,506
Kentucky	0	1,033	0	1,033
Louisiana	0	12,151	0	12,151
Maryland	0	2,233	0	2,233
Massachusetts	0	20,553	0	20,553
Michigan	0	21,173	0	21,173
Minnesota	0	1,688	0	1,688
Missouri	0	3,872	0	3,872
Nebraska	0	3,289	0	3,289
Nevada	0	8,037	0	8,037
New Jersey	0	50,155	0	50,155
New Mexico	0	1,029	0	1,029
New York	0	95,464	0	95,464
Ohio	0	34,129	0	34,129
Oklahoma	0	1,786	0	1,786
Pennsylvania	0	25,651	0	25,651
Puerto Rico	0	8,816	0	8,816
Rhode Island	0	2,415	0	2,415

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2019 (Unaudited)

South Carolina	0	9,110	0	9,110
Tennessee	0	14,275	0	14,275
Texas	0	56,354	0	56,354
Utah	0	12,779	0	12,779
Virginia	0	5,484	0	5,484
Washington	0	6,399	0	6,399
West Virginia	0	2,766	0	2,766
Wisconsin	0	15,614	0	15,614
Short-Term Instruments
Repurchase Agreements	0	5,073	0	5,073

Total Investments	$0	$631,712	$0	$631,712

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund, less any liabilities, by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

● Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

● Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Notes to Financial Statements (Cont.)

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	Q-SBLF	Qualified School Bond Loan Fund
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
TBA	To-Be-Announced